Reporting Entity - Additional Information (Details)	Mar. 31, 2026
B Holdings Corporation
Disclosure of subsidiaries [line items]
Percentage of ownership	47.10%
SVF II Piranha (DE) LLC
Disclosure of subsidiaries [line items]
Percentage of ownership	28.50%
LY Corporation
Disclosure of subsidiaries [line items]
Percentage of ownership	7.50%
SoftBank Corp.
Disclosure of subsidiaries [line items]
Percentage of ownership	7.50%